Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

4.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Computer equipment	$20,341	$19,867
Software and voice recordings	8,528	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	720	720
Construction in progress	—	6
Total, at cost	33,156	32,488

Less: Accumulated depreciation and amortization	(26,213)	(22,053)
Total, net	$6,943	$10,435

The property and equipment account includes assets under finance lease obligations (see Note 12 for additional information) with an aggregate cost of approximately $16,559 and $16,278 and accumulated depreciation of approximately $13,452 and $11,673 as of September 30, 2021 and December 31, 2020, respectively. Depreciation and amortization expense totaled approximately $4,169 for the nine months ended September 30, 2021 and $4,547 for the nine months ended September 30, 2020.

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in thousands):

Computer equipment	$19,867
Software	8,335
Leasehold improvements	3,560
Furniture and fixtures	720
Construction in progress	6
32,488
Less: Accumulated depreciation and amortization	(22,053)
$10,435

Included in property and equipment are assets under capital lease obligations (see Note 6 for additional information) with an aggregate cost of approximately $16,278,000 and accumulated depreciation of approximately $11,673,000 as of December 31, 2020. Depreciation and amortization expense totaled approximately $6,037,000 for the year ended December 31, 2020.

6.      PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

2019
Computer equipment	$19,289
Software and voice recordings	6,996
Leasehold improvements	3,032
Furniture and fixtures	693
Construction in progress	73
30,083
Less: Accumulated depreciation and amortization	(16,030)
$14,053

Included in property and equipment are assets under capital lease obligations (Note 7) with an aggregate cost of approximately $16,021,000 and accumulated depreciation of approximately $9,083,000 as of December 31, 2019. Depreciation and amortization expense totaled approximately $4,671,000 for the year ended December 31, 2019.